UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/12

Item 1.  Reports to Stockholders.

ASCENDANT BALANCED FUND

ASCENDANT MULTICAP EQUITY FUND

Semi-Annual Report

March 31, 2012

www.ascendantfunds.com

1 (855) 527-2363

Distributed by Northern Lights Distributors, LLC

Member FINRA

Ascendant Balanced Fund
PORTFOLIO REVIEW
March 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2012, compared to its benchmarks:

		Inception**- March 31, 2012
Ascendant Balanced Fund Class A Shares		19.61%
Ascendant Balanced Fund Class A Shares with load		12.74%
Ascendant Balanced Fund Class C Shares		19.39%
Ascendant Balanced Fund Class I Shares		19.97%
S&P 500 Total Return Index		24.42%
BofA Merrill Lynch U.S. Corporate & Government Index		1.48%
Blended Benchmark Index***		14.85%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.     The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  Performance figures for periods greater than 1 year are annualized.  The Fund’s total annual operating expenses, including underlying funds, are 1.73%, 2.48% and 1.48%, respectively, for Class A, Class C and Class I shares per the March 20, 2012 prospectus.  For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities.

*** The Blended Benchmark Index represents a blend of 60% S&P 500 and 40% BofA Merrill Lynch U.S. Corporate & Government Index.

Top Ten Asset Class/Industry Sector
	Percent of
	Net Assets
Consumer, Non-cyclical	18.7%
Energy	16.9%
Funds	15.7%
Consumer, Cyclical	11.5%
Financial	11.3%
Industrial	7.7%
Technology	7.2%
Basic Materials	4.4%
Communications	2.6%
Utilities	1.6%
Government	0.9%
Other, Cash & Cash Equivalents	1.5%
	100.0%

Ascendant MultiCap Equity Fund
PORTFOLIO REVIEW
March 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2012, compared to its benchmarks:

		Inception**- March 31, 2012
Ascendant MultiCap Equity Fund Class A Shares		23.73%
Ascendant MultiCap Equity Fund Class A Shares with load		16.61%
Ascendant MultiCap Equity Fund Class C Shares		23.52%
Ascendant MultiCap Equity Fund Class I Shares		24.16%
S&P Composite 1500 Index		24.73%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.     The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  Performance figures for periods greater than 1 year are annualized.   The Fund’s total annual operating expenses, including underlying funds, are 1.65%, 2.40 and 1.40%, respectively, for Class A, Class C and Class I shares per the March 20, 2012 prospectus.  For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

The S&P Composite 1500 an investable U.S. equity benchmark, the S&P Composite 1500 combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

Top Asset Class/Industry Sector
	Percent of
	Net Assets
Energy	19.8%
Consumer, Non-cyclical	18.8%
Financial	12.4%
Consumer, Cyclical	11.3%
Technology	10.2%
Industrial	9.5%
Basic Materials	5.5%
Funds	5.3%
Communications	3.8%
Utilities	1.9%
Other, Cash & Cash Equivalents	1.5%
	100.0%

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCKS - 63.3%
	AEROSPACE & DEFENSE - 0.6%
1,470	Orbital Sciences Corp. *	$ 19,330
474	United Technologies Corp.	39,314
		58,644
	AGRICULTURE - 1.4%
1,640	Philip Morris International, Inc.	145,320

	AIRLINES - 0.2%
666	Alaska Air Group, Inc. *	23,856

	BANKS - 3.1%
2,633	BB&T Corp.	82,650
4,825	FirstMerit Corp.	81,349
2,179	Northern Trust Corp.	103,394
574	Prosperity Bancshares, Inc.	26,289
727	Texas Capital Bancshares, Inc. *	25,169
		318,851
	BEVERAGES - 0.3%
487	Monster Beverage Corp. *	30,238

	BIOTECHNOLOGY - 0.2%
500	United Therapeutics Corp. *	23,565

	BUILDING MATERIALS - 0.1%
417	Eagle Materials, Inc.	14,491

	CHEMICALS - 2.3%
297	Ashland, Inc.	18,135
637	CF Industries Holdings, Inc.	116,348
303	Terra Nitrogen Co. LP	76,053
431	Valspar Corp.	20,813
		231,349
	COMMERCIAL SERVICES - 2.6%
212	Alliance Data Systems Corp. *	26,704
996	Automatic Data Processing, Inc.	54,969
1,009	Deluxe Corp.	23,631
1,650	Kelly Services, Inc.	26,383
238	Mastercard, Inc. - Class A	100,089
493	Wright Express Corp. *	31,912
		263,688
	COMPUTERS - 1.5%
176	Apple, Inc. *	105,507
1,112	NCR Corp. *	24,142
771	Synopsys, Inc. *	23,639
		153,288
	COSMETICS & PERSONAL CARE - 0.8%
1,356	Estee Lauder Cos., Inc.	83,991

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited) (Continued)
Shares		Value

	DISTRIBUTION & WHOLESALE - 0.6%
1,015	Genuine Parts Co.	$ 63,691

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
1,566	American Express Co.	90,609

	ELECTRIC - 0.7%
2,296	El Paso Electric Co.	74,597

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
728	Belden, Inc.	27,598

	ELECTRONICS - 0.9%
627	FEI Co. *	30,792
1,116	Thermo Fisher Scientific, Inc.	62,920
		93,712
	FOOD - 1.7%
1,656	Campbell Soup Co.	56,056
2,803	ConAgra Foods, Inc.	73,607
1,099	Kraft Foods, Inc. - Class A	41,773
		171,436
	FOREST PRODUCTS & PAPER - 0.1%
208	Schweitzer-Mauduit International, Inc.	14,364

	GAS - 0.6%
2,883	CenterPoint Energy, Inc.	56,853

	HEALTHCARE-SERVICES - 0.9%
1,129	Community Health Systems, Inc. *	25,109
1,226	UnitedHealth Group, Inc.	72,260
		97,369
	HOUSEHOLD PRODUCTS & WARES - 0.4%
548	Clorox Co.	37,675

	INSURANCE - 3.0%
1,382	ACE Ltd.	101,162
754	Aflac, Inc.	34,676
507	American Financial Group, Inc.	19,560
776	Mercury General Corp.	33,942
1,653	MetLife, Inc.	61,740
1,203	Protective Life Corp.	35,633
331	Reinsurance Group of America, Inc.	19,685
		306,398
	INTERNET - 1.4%
129	Google, Inc. - Class A *	82,720
3,472	Symantec Corp. *	64,926
		147,646
	MACHINERY-DIVERSIFIED - 2.2%
562	Cascade Corp.	28,167
900	Cummins, Inc.	108,036
Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited) (Continued)
Shares		Value

	MACHINERY-DIVERSIFIED - 2.2% (Continued)
1,092	Deere & Co.	$ 88,343
		224,546
	MINING - 1.4%
927	Freeport-McMoRan Copper & Gold, Inc.	35,263
960	Goldcorp, Inc.	43,258
2,359	Kinross Gold Corp.	23,095
349	Newmont Mining Corp.	17,893
1,663	Stillwater Mining Co. *	21,020
		140,529
	MISCELLANEOUS MANUFACTURING - 1.0%
4,909	General Electric Co.	98,524

	OFFICE & BUSINESS EQUIPMENT - 0.3%
1,783	Pitney Bowes, Inc.	31,345

	OIL & GAS - 10.1%
1,190	Anadarko Petroleum Corp.	93,225
1,390	Apache Corp.	139,612
992	BP PLC - ADR	44,640
699	Cabot Oil & Gas Corp.	21,788
577	Canadian Natural Resources Ltd.	19,145
1,303	Chevron Corp.	139,734
924	ConocoPhillips	70,233
494	Devon Energy Corp.	35,133
568	Diamond Offshore Drilling, Inc.	37,914
359	Energen Corp.	17,645
697	Energy XXI Bermuda Ltd. *	25,169
1,229	EOG Resources, Inc.	136,542
318	Exxon Mobil Corp.	27,580
1,369	Gulfport Energy Corp. *	39,865
662	HollyFrontier Corp.	21,283
505	Imperial Oil Ltd.	22,922
225	Noble Energy, Inc.	22,000
461	Occidental Petroleum Corp.	43,901
243	Pioneer Natural Resources Co.	27,116
1,522	Stone Energy Corp. *	43,514
647	Suncor Energy, Inc.	21,157
		1,050,118
	OIL & GAS SERVICES - 1.8%
209	Cameron International Corp. *	11,041
105	Core Laboratories NV	13,815
617	Halliburton Co.	20,478
1,221	Helix Energy Solutions Group, Inc. *	21,734
526	Hornbeck Offshore Services, Inc. *	22,108
551	National Oilwell Varco, Inc.	43,788
272	Oil States International, Inc. *	21,232
386	Schlumberger Ltd.	26,993
		181,189
Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited) (Continued)
Shares		Value

	PACKAGING & CONTAINERS - 0.1%
488	Packaging Corp. of America	$ 14,440

	PHARMACEUTICALS - 4.4%
784	Abbott Laboratories	48,051
1,878	Eli Lilly & Co.	75,627
678	Endo Pharmaceuticals Holdings, Inc. *	26,259
630	Johnson & Johnson	41,555
3,158	Merck & Co., Inc.	121,267
5,427	Pfizer, Inc.	122,976
549	Questcor Pharmaceuticals, Inc. *	20,653
		456,388

	PIPELINES - 1.5%
530	Magellan Midstream Partners LP	38,340
1,158	ONEOK Partners LP	63,308
610	Plains All American Pipeline LP	47,854
		149,502
	REAL ESTATE - 0.6%
1,416	WP Carey & Co. LLC	65,787

	REITS - 0.8%
1,171	Rayonier, Inc.	51,629
1,324	Weyerhaeuser Co.	29,022
		80,651
	RETAIL - 6.2%
1,119	Advance Auto Parts, Inc.	99,110
227	Buffalo Wild Wings, Inc. *	20,587
366	Cash America International, Inc.	17,542
530	Coinstar, Inc. *	33,681
1,989	CVS Caremark Corp.	89,107
5,605	Foot Locker, Inc.	174,035
1,505	Fred's, Inc.	21,988
2,167	Home Depot, Inc.	109,022
564	PetSmart, Inc.	32,272
386	Tractor Supply Co.	34,956
		632,300
	SEMICONDUCTORS - 2.6%
2,050	GT Advanced Technologies, Inc. *	16,953
5,110	Intel Corp.	143,642
1,012	QUALCOMM, Inc.	68,836
533	Silicon Laboratories, Inc. *	22,919
624	Ultratech, Inc. *	18,084
		270,434
	SOFTWARE - 2.5%
1,467	BMC Software, Inc. *	58,915
1,846	CA, Inc.	50,876
1,113	Fiserv, Inc. *	77,231
2,155	Microsoft Corp.	69,499
		256,521
Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited) (Continued)
Shares		Value

	TELECOMMUNICATIONS - 1.2%
2,324	CenturyLink, Inc.	$ 89,823
764	Verizon Communications, Inc.	29,208
		119,031
	TOYS, GAMES & HOBBIES - 0.7%
2,032	Mattel, Inc.	68,396
	TRANSPORTATION - 0.8%
1,292	Norfolk Southern Corp.	85,052

	TRUCKING & LEASING - 0.5%
1,343	TAL International Group, Inc.	49,302

	TOTAL COMMON STOCKS ( Cost - $6,341,014)	6,503,284

	EXCHANGE TRADED FUNDS - 15.7%
	ASSET ALLOCATION FUND - 5.9%
15,250	SPDR Barclays Capital Convertible Securities ETF	607,865

	COMMODITY FUND - 0.2%
143	SPDR Gold Shares *	23,186

	DEBT FUND - 3.8%
4,810	Vanguard Short-Term Bond ETF	389,370

	EQUITY FUND - 5.8%
6,925	iShares Russell 3000 Index Fund	576,714
621	Market Vectors Junior Gold Miners ETF	15,246
		591,960

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $1,003,738)	1,612,381

Principal ($)
	BONDS & NOTES - 18.6%
	AEROSPACE & DEFENSE - 0.3%
24,000	Lockheed Martin Corp., 7.65% due 5/1/2016	29,224

	AGRICULTURE - 0.2%
14,000	Archer-Daniels-Midland Co., 8.375% due 4/15/17	18,317

	AUTO PARTS & EQUIPMENT - 1.4%
152,000	Meritor, Inc., 4.625% due 3/1/26	139,460

	BANKS - 1.0%
29,000	Bank of America Corp., 5.125% due 11/15/14	30,126
45,000	Goldman Sachs Group, 5.25% due 7/27/21	44,382
29,000	Wells Fargo & Co., 5.125% due 9/15/16	31,959
		106,467
	BEVERAGES - 0.6%
26,000	Diageo Finance BV, 5.30% due 10/28/15	29,602
28,000	PepsiCo, Inc., 5.00% due 6/1/18	32,630
		62,232
Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited) (Continued)
Principal ($)		Value

	BIOTECHNOLOGY - 0.4%
44,000	Charles River Laboratories International, Inc., 2.25% due 6/15/13	$ 44,550

	CHEMICALS - 0.3%
29,000	Sherwin-Williams Co., 3.125% due 12/15/14	30,664

	COAL - 1.0%
110,000	Alpha Appalachia Holdings, Inc., 3.25% due 8/1/15	99,275

	COMMERCIAL SERVICES - 1.2%
128,000	Live Nation Entertainment, Inc., 2.875% due 7/15/27	123,040

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
28,000	American Express Credit Corp., 5.875% due 5/2/13	29,438
175,000	Jefferies Group, Inc., 3.875% due 11/1/29	167,125
		196,563
	ELECTRIC - 0.3%
29,000	Constellation Energy Group, Inc., 4.55% due 6/15/15	31,265

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
100,000	General Cable Corp., 0.875% due 11/15/13	98,000

	FOOD - 1.9%
174,000	Chiquita Brands International, Inc., 4.25% due 8/15/16	163,125
26,000	Nabisco, Inc., 7.55% due 6/15/2015	30,770
		193,895
	HEALTHCARE-SERVICES - 1.0%
110,000	Brookdale Senior Living, Inc., 2.75% due 6/15/18	103,262

	IRON & STEEL - 0.3%
28,000	Nucor Corp., 5.75% due 12/1/17	33,447

	OFFICE & BUSINESS EQUIPMENT - 0.3%
26,000	Xerox Corp., 7.20% due 4/1/16	30,148

	OIL & GAS - 2.5%
115,000	Cheniere Energy, Inc., 2.25% due 8/1/12	115,144
62,000	Parker Drilling Co., 2.125% due 7/15/12	62,310
78,000	Penn Virginia Corp., 4.50% due 11/15/12	73,941
		251,395
	PHARMACEUTICALS - 0.6%
28,000	Merck & Co., Inc., 5.00% due 6/30/19	32,917
28,000	Pfizer, Inc., 4.65% 3/1/18	32,029
		64,946
	RETAIL - 2.4%
122,000	Charming Shoppes, Inc., 1.125% due 5/1/14	115,747
4,000	JC Penny Corp., Inc., 9.00% due 8/1/12	4,060
90,000	Rite Aid Corp., Inc., 8.50% due 5/15/15	99,000
29,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	32,286
		251,093
Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited) (Continued)
Principal ($)		Value

	TOTAL BONDS & NOTES ( Cost - $1,832,886)	$ 1,907,243

	U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.9%
37,000	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/2020	44,515
38,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	47,238
	TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS	91,753
	(Cost - 89,246)
Shares
	SHORT-TERM INVESTMENT- 3.5%
	MONEY MARKET FUND- 3.5%
363,093	Dreyfus Cash Management, 0.24% ** (Cost- 363,093)	363,093

	TOTAL INVESTMENTS - 102.0% ( Cost - $9,629,977)	10,477,754
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%	(209,516)
	NET ASSETS - 100.0%	10,268,238

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	898,106
	Unrealized Depreciation:	(50,329)
	Net Unrealized Appreciation:	$ 847,777

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCKS - 93.2%
	AEROSPACE & DEFENSE - 0.8%
627	Orbital Sciences Corp. *	$ 8,245
199	United Technologies Corp.	16,505
		24,750
	AGRICULTURE - 2.1%
695	Philip Morris International, Inc.	61,584

	AIRLINES - 0.3%
284	Alaska Air Group, Inc. *	10,173

	BANKS - 4.6%
1,121	BB&T Corp.	35,188
2,054	FirstMerit Corp.	34,630
928	Northern Trust Corp.	44,034
245	Prosperity Bancshares, Inc.	11,221
310	Texas Capital Bancshares, Inc. *	10,732
		135,805
	BEVERAGES - 0.4%
208	Monster Beverage Corp. *	12,915

	BIOTECHNOLOGY - 0.3%
214	United Therapeutics Corp. *	10,086

	BUILDING MATERIALS - 0.2%
179	Eagle Materials, Inc.	6,220

	CHEMICALS - 3.3%
127	Ashland, Inc.	7,755
271	CF Industries Holdings, Inc.	49,498
128	Terra Nitrogen Co. LP	32,128
185	Valspar Corp.	8,934
		98,315
	COMMERCIAL SERVICES - 3.8%
90	Alliance Data Systems Corp. *	11,336
419	Automatic Data Processing, Inc.	23,125
431	Deluxe Corp.	10,094
704	Kelly Services, Inc.	11,257
101	Mastercard, Inc. - Cl. A	42,475
211	Wright Express Corp. *	13,658
		111,945
	COMPUTERS - 2.2%
75	Apple, Inc. *	44,960
475	NCR Corp. *	10,312
329	Synopsys, Inc. *	10,087
		65,359
Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited) (Continued)
Shares		Value

	COSMETICS & PERSONAL CARE - 1.2%
576	Estee Lauder Cosmetics, Inc.	$ 35,677

	DISTRIBUTION & WHOLESALE - 0.9%
427	Genuine Parts Co.	26,794

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
667	American Express Co.	38,593

	ELECTRIC - 1.1%
969	El Paso Electric Co.	31,483

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
311	Belden, Inc.	11,790

	ELECTRONICS - 1.3%
267	FEI Co. *	13,112
475	Thermo Fisher Scientific, Inc.	26,781
		39,893
	FOOD - 2.4%
696	Campbell Soup Co.	23,560
1,181	ConAgra Foods, Inc.	31,013
463	Kraft Foods, Inc. - Cl. A	17,599
		72,172
	FOREST PRODUCTS & PAPER - 0.2%
89	Schweitzer-Mauduit International, Inc.	6,146

	GAS - 0.8%
1,228	CenterPoint Energy, Inc.	24,216

	HEALTHCARE-SERVICES - 1.4%
482	Community Health Systems, Inc. *	10,720
522	UnitedHealth Group, Inc.	30,767
		41,487
	HOUSEHOLD PRODUCTS & WARES - 0.5%
230	Clorox Co.	15,813

	INSURANCE - 4.4%
588	ACE Ltd.	43,041
317	Aflac, Inc.	14,579
217	American Financial Group, Inc.	8,372
326	Mercury General Corp.	14,259
705	MetLife, Inc.	26,332
514	Protective Life Corp.	15,225
146	Reinsurance Group of America, Inc.	8,683
		130,491
Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited) (Continued)
Shares		Value

	INTERNET - 2.1%
55	Google, Inc. - Cl. A *	$ 35,268
1,478	Symantec Corp. *	27,639
		62,907
	MACHINERY-DIVERSIFIED - 3.2%
240	Cascade Corp.	12,029
383	Cummins, Inc.	45,974
464	Deere & Co.	37,538
		95,541
	MINING - 2.0%
391	Freeport-McMoRan Copper & Gold, Inc.	14,874
405	Goldcorp, Inc.	18,249
1,000	Kinross Gold Corp.	9,790
147	Newmont Mining Corp.	7,537
702	Stillwater Mining Co. *	8,873
		59,323
	MISCELLANEOUS MANUFACTURING - 1.4%
2,018	General Electric Co.	40,501

	OFFICE & BUSINESS EQUIP - 0.5%
750	Pitney Bowes, Inc.	13,185

	OIL & GAS - 15.1%
505	Anadarko Petroleum Corp.	39,562
585	Apache Corp.	58,757
420	BP PLC - ADR	18,900
315	Cabot Oil & Gas Corp.	9,819
243	Canadian Natural Resources Ltd.	8,063
553	Chevron Corp.	59,304
392	ConocoPhillips	29,796
207	Devon Energy Corp.	14,722
241	Diamond Offshore Drilling, Inc.	16,087
153	Energen Corp.	7,520
299	Energy XXI Bermuda Ltd. *	10,797
525	EOG Resources, Inc.	58,327
135	Exxon Mobil Corp.	11,709
580	Gulfport Energy Corp. *	16,890
279	HollyFrontier Corp.	8,970
214	Imperial Oil Ltd.	9,713
95	Noble Energy, Inc.	9,289
196	Occidental Petroleum Corp.	18,665
103	Pioneer Natural Resources Co.	11,494
645	Stone Energy Corp. *	18,441
296	Suncor Energy, Inc.	9,679
		446,504
Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited) (Continued)
Shares		Value

	OIL & GAS SERVICES - 2.6%
94	Cameron International Corp. *	4,966
47	Core Laboratories NV	6,184
260	Halliburton Co.	8,629
524	Helix Energy Solutions Group, Inc. *	9,327
226	Hornbeck Offshore Services, Inc. *	9,499
233	National Oilwell Varco, Inc.	18,517
117	Oil States International, Inc. *	9,133
164	Schlumberger Ltd.	11,469
		77,724
	PACKAGING & CONTAINERS - 0.2%
209	Packaging Corp. of America	6,184

	PHARMACEUTICALS - 6.6%
331	Abbott Laboratories	20,287
801	Eli Lilly & Co.	32,255
291	Endo Pharmaceuticals Holdings, Inc. *	11,270
265	Johnson & Johnson	17,479
1,344	Merck & Co., Inc.	51,610
2,299	Pfizer, Inc.	52,095
234	Questcor Pharmaceuticals,Inc. *	8,803
		193,799
	PIPELINES - 2.1%
223	Magellan Midstream Partners LP	16,132
487	ONEOK Partners LP	26,624
256	Plains All American Pipeline LP	20,083
		62,839
	REAL ESTATE - 0.9%
595	WP Carey & Co. LLC	27,644

	REITS - 1.2%
497	Rayonier, Inc.	21,913
561	Weyerhaeuser Co.	12,297
		34,210
	RETAIL - 9.1%
477	Advance Auto Parts, Inc.	42,247
97	Buffalo Wild Wings, Inc. *	8,797
156	Cash America International, Inc.	7,477
227	Coinstar, Inc. *	14,426
847	CVS Caremark Corp.	37,946
2,374	Foot Locker, Inc.	73,712
642	Fred's, Inc.	9,380
923	Home Depot, Inc.	46,436
232	PetSmart, Inc.	13,275
165	Tractor Supply Co.	14,942
		268,638
Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited) (Continued)
Shares		Value

	SEMICONDUCTORS - 3.9%
891	GT Advanced Technologies, Inc. *	7,369
2,162	Intel Corp.	60,773
434	QUALCOMM, Inc.	29,520
228	Silicon Laboratories, Inc. *	9,804
268	Ultratech, Inc. *	7,767
		115,233
	SOFTWARE - 3.7%
624	BMC Software, Inc. *	25,060
788	CA, Inc.	21,717
474	Fiserv, Inc. *	32,891
906	Microsoft Corp.	29,219
		108,887
	TELECOMMUNICATIONS - 1.7%
984	CenturyLink, Inc.	38,032
321	Verizon Communications, Inc.	12,272
		50,304
	TOYS, GAMES & HOBBIES - 1.0%
854	Mattel, Inc.	28,746

	TRANSPORTATION - 1.2%
545	Norfolk Southern Corp.	35,877

	TRUCKING & LEASING - 0.7%
564	TAL International Group, Inc.	20,704

	TOTAL COMMON STOCKS ( Cost - $2,469,538)	2,760,457

	EXCHANGE TRADED FUNDS - 5.3%
	COMMODITY FUND - 0.3%
60	SPDR Gold Shares *	9,728

	EQUITY FUNDS - 5.0%
1,688	iShares Russell 3000 Index Fund	140,577
265	Market Vectors Junior Gold Miners ETF	6,506
		147,083

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $156,037)	156,811

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
41,254	Dreyfus Cash Management, 0.24% ** (Cost $41,254)	41,254

Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited) (Continued)
Shares		Value

	TOTAL INVESTMENTS - 99.9% ( Cost - $2,666,829)	$ 2,958,522
	OTHER ASSETS LESS LIABILITIES - 0.1%	3,534
	NET ASSETS - 100.0%	$ 2,962,056

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 311,245
	Unrealized Depreciation:	(19,552)
	Net Unrealized Appreciation:	$ 291,693
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

The Ascendant Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

	Ascendant Balanced Fund	Ascendant MultiCap Equity Fund
ASSETS
Investment securities:
At cost	$ 9,629,977	$ 2,666,829
At value	$ 10,477,754	$ 2,958,522
Receivable for investments sold	130,993	55,413
Receivable for Fund shares sold	51,600	-
Dividends and interest receivable	28,849	3,482
Receivable due from Advisor	-	30,316
TOTAL ASSETS	10,689,196	3,047,733

LIABILITIES
Payable for investments purchased	406,936	51,173
Fees payable to other affiliates	4,207	12,933
Distribution (12b-1) fees payable	1,323	421
Investment advisory fees payable	266	-
Accrued expenses and other liabilities	8,226	21,150
TOTAL LIABILITIES	420,958	85,677
NET ASSETS	$ 10,268,238	$ 2,962,056

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 9,390,134	$ 2,677,424
Undistributed net investment income (loss)	2,181	(957)
Accumulated net realized gain (loss) from security transactions	28,146	(6,104)
Net unrealized appreciation of investments	847,777	291,693
NET ASSETS	$ 10,268,238	$ 2,962,056

The Ascendant Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

	Ascendant Balanced Fund	Ascendant MultiCap Equity Fund

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 6,387,109	$ 2,133,965
Shares of beneficial interest outstanding	534,962	174,338
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 11.94	$ 12.24
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 12.67	$ 12.99

Class C Shares:
Net Assets	$ 72,708	$ 2.37
Shares of beneficial interest outstanding	6,099	0.194
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 11.92	$ 12.22

Class I Shares:
Net Assets	$ 3,808,421	$ 828,089
Shares of beneficial interest outstanding	318,264	67,451
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 11.97	$ 12.28

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

The Ascendant Funds
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2012 (Unaudited)

	Ascendant Balanced	Ascendant MultiCap
	Fund (a)	Equity Fund (b)
INVESTMENT INCOME
Dividends	$ 61,703	$ 21,860
Interest	18,978	31
TOTAL INVESTMENT INCOME	80,681	21,891

EXPENSES
Investment advisory fees	37,119	11,260
Distribution (12b-1) fees:
Class A	6,449	1,844
Class C	45	-
Administration fees	21,100	17,905
Fund accounting fees	13,086	14,959
Registration fees	10,972	10,972
Transfer agent fees	8,752	10,352
Audit fees	7,560	7,560
Compliance officer fees	5,573	4,792
Legal fees	5,209	7,836
Custody fees	3,083	3,083
Shareholder reporting expense	2,765	4,477
Trustees' fees	2,682	2,682
Insurance expense	511	895
Other expenses	1,218	1,219
TOTAL EXPENSES	126,124	99,836

Less: Fees waived and expenses reimbursed by the Advisor	(49,454)	(77,088)

NET EXPENSES	76,670	22,748
NET INVESTMENT INCOME (LOSS)	4,011	(857)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Security transactions	34,773	13,327
Distributions of capital gains from underlying investment companies	3,119	-
Net realized gain	37,892	13,327
Net change in unrealized appreciation on:
Investments	847,777	291,693
Net change in unrealized appreciation	847,777	291,693

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	885,669	305,020

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 889,680	$ 304,163

(a)	The Ascendant Balanced Fund commenced operations on October 5, 2011.
(b)	The Ascendant MultiCap Equity Fund commenced operations on October 5, 2011.

The Ascendant Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Ascendant Balanced	Ascendant MultiCap
	Fund (a)	Equity Fund (b)
	For the	For the
	Period Ended	Period Ended
	March 31, 2012	March 31, 2012
	(Unaudited)	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$ 4,011	$ (857)
Net realized gain from security transactions	34,773	13,327
Distributions of capital gains from underlying investment companies	3,119	-
Net change in unrealized appreciation of investments	847,777	291,693
Net increase in net assets resulting from operations	889,680	304,163

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(7,976)	(15,102)
Class I	(1,770)	(4,329)
From net investment income:
Class A	(1,086)	-
Class I	(744)	(100)
Net decrease in net assets from distributions to shareholders	(11,576)	(19,531)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	6,558,345	1,933,710
Class C	71,610	10
Class I	3,688,057	774,962
Net asset value of shares issued in reinvestment of distributions
Class A	8,622	15,102
Class I	2,456	4,422
Payments for shares redeemed
Class A	(878,863)	(35,317)
Class C	(10)	(10)
Class I	(60,546)	(15,475)
Redemption fee proceeds
Class A	360	16
Class C	1	-
Class I	102	4
Net increase in net assets from shares of beneficial interest	9,390,134	2,677,424

TOTAL INCREASE IN NET ASSETS	10,268,238	2,962,056

NET ASSETS
Beginning of Period	-	-
End of Period*	$ 10,268,238	$ 2,962,056
*Includes undistributed net investment income (loss) of:	$ 2,181	$ (957)

The Ascendant Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Ascendant Balanced	Ascendant MultiCap
	Fund (a)	Equity Fund (b)
	For the	For the
	Period Ended	Period Ended
	March 31, 2012	March 31, 2012
	(Unaudited)	(Unaudited)
SHARE ACTIVITY - CLASS A
Shares Sold	609,032	176,042
Shares Reinvested	801	1,396
Shares Redeemed	(74,871)	(3,100)
Net increase in shares of beneficial interest outstanding	534,962	174,338

SHARE ACTIVITY - CLASS C
Shares Sold	6,100	10
Shares Redeemed	(1)	(10)
Net increase in shares of beneficial interest outstanding	6,099	-

SHARE ACTIVITY - CLASS I
Shares Sold	323,261	68,345
Shares Reinvested	228	408
Shares Redeemed	(5,225)	(1,302)
Net increase in shares of beneficial interest outstanding	318,264	67,451

(a)	The Ascendant Balanced Fund commenced operations on October 5, 2011.
(b)	The Ascendant MultiCap Equity Fund commenced operations on October 5, 2011.

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A		Class C		Class I
	Period Ended		Period Ended		Period Ended
	March 31,		March 31,		March 31,
	2012 (1)		2012 (1)		2012 (1)
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.00		$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	-	(3)	(0.04)		0.02
Net realized and unrealized
gain on investments	1.96		1.98		1.98
Total from investment operations	1.96		1.94		2.00

Less distributions from:
Net investment income	(0.00)	(3)	-		(0.01)
Net realized gains	(0.02)		(0.02)		(0.02)
Total distributions	(0.02)		(0.02)		(0.03)

Paid-in-Capital From Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)

Net asset value, end of period	$ 11.94		$ 11.92		$ 11.97

Total return (4)(8)	19.61%		19.39%		19.97%

Net assets, at end of period (000s)	$ 6,387		$ 73		$ 3,808

Ratio of gross expenses to average
net assets (5)(6)(7)	3.89%		4.64%		3.64%
Ratio of net expenses to average
net assets (6)(7)	2.35%		3.10%		2.10%
Ratio of net investment income
to average net assets (6)(7)	0.06%		(0.68)%		0.33%

Portfolio Turnover Rate (8)	85%		85%		85%

(1)	The Ascendant Balanced Fund's Class A, Class C and Class I shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.

Ascendant MultiCap Equity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A		Class C		Class I
	Period Ended		Period Ended		Period Ended
	March 31,		March 31,		March 31,
	2012 (1)		2012 (1)		2012 (1)
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.00		$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.01		0.01
Net realized and unrealized
gain on investments	2.37		2.33		2.39
Total from investment operations	2.36		2.34		2.40

Less distributions from:
Net investment income	-		-		(0.00)	(3)
Net realized gains	(0.12)		(0.12)		(0.12)
Total distributions	(0.12)		(0.12)		(0.12)

Paid-in-Capital From Redemption Fees	0.00	(3)	-		0.00	(3)

Net asset value, end of period	$ 12.24		$ 12.22		$ 12.28

Total return (4)(8)	23.73%		23.52%		24.16%

Net assets, at end of period (000s)	$ 2,134		$ 2	(9)	$ 828

Ratio of gross expenses to average
net assets (5)(6)(7)	10.52%		11.27%		10.27%
Ratio of net expenses to average
net assets (6)(7)	2.40%		3.15%		2.15%
Ratio of net investment income (loss)
to average net assets (6)(7)	(0.16)%		0.21%		0.13%

Portfolio Turnover Rate (8)	91%		91%		91%

(1)	The Ascendant MultiCap Equity Fund's Class A, Class C and Class I shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Actual net assets not truncated.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1.

ORGANIZATION

The Ascendant Balanced Fund (“ABF”) and Ascendant MultiCap Equity Fund (“AMEF”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. ABF seeks total return from income and growth of capital. AMEF seeks growth of capital.

The Funds currently offer Class A shares, Class C Shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C and Class I shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Ascendant Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,503,284	$ -	$ -	$ 6,503,284
Exchange Traded Funds and Notes	1,612,381	-	-	1,612,381
Bonds & Notes	-	1,907,243	-	1,907,243
Treasury Obligations	-	91,753	-	91,753
Money Market Funds	363,093	-	-	363,093
Total	$ 8,478,758	$ 1,998,996	$ -	$ 10,477,754

Ascendant MultiCap Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,760,457	$ -	$ -	$ 2,760,457
Exchange Traded Funds	156,811	-	-	156,811
Money Market Funds	41,254	-	-	41,254
Total	$ 2,958,522	$ -	$ -	$ 2,958,522

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Funds’ tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended March 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $15,568,800 and $6,422,295, respectively, for ABF. For the period ended March 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $4,601,171 and $1,988,869, respectively, for AMEF.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Ascendant Advisors, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of ABF and 1.15% of AMEF average daily net assets.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse ABF and AMEF for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following:

	Class A	Class C	Class I
ABF	2.35%	3.10%	2.10%
AMEF	2.40%	3.15%	2.15%

These amounts will herein be referred to as the "expense limitations" and are based upon a per annum of the Funds’ average daily net assets.  For the period ended March 31, 2012, the Advisor waived fees and reimbursed expenses in the amount of $39,255, $46 and $10,153, respectively, for ABF and $59,577, $0 and $17,511, respectively, for AMEF.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation. If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares and an annual rate of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate GFS. On sales of ABF’s Class A shares for the period ended March 31, 2012, the Distributor received $0 from front-end sales charges of which $0 was retained by the principal underwriter or other affiliated broker-dealers.  On sales of AMEF’s Class A shares for the period ended March 31, 2012, the Distributor received $0 from front-end sales charges of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2012, with the approval of the Board, the Fund pays a pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Funds paid their pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Funds pay the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”)- GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Funds.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

5.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

6.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended March 31, 2012, ABF and AMEF assessed $463 and $20, respectively, in redemption fees.

7.

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Ascendant Funds

EXPENSE EXAMPLES

March 31, 2012 (Unaudited)

As a shareholder of Ascendant Balanced Fund and Ascendant MultiCap Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in Ascendant Balanced Fund and Ascendant MultiCap Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 5, 2011 through March 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Ascendant Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/5/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/5/11 – 3/31/12*	Expense Ratio During Period 10/5/11 – 3/31/12***
Ascendant Balanced Fund:
Class A	$1,000.00	$1,196.10	$ 12.48	2.35%
Class C	1,000.00	1,193.90	16.45	3.10%
Class I	1,000.00	1,199.70	11.17	2.10%
Ascendant MultiCap Equity Fund: Class A	$1,000.00	$1,237.30	$ 12.98	2.40%
Class C	1,000.00	1,235.20	17.03	3.15%
Class I	1,000.00	1,241.60	11.65	2.15%

The Ascendant Funds

EXPENSE EXAMPLES (Continued)

March 31, 2012 (Unaudited)

Hypothetical (5% return before Expenses)	Beginning Account Value 10/5/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/5/11 – 3/31/12**	Expense Ratio During Period 10/5/11 –3/31/12***
Ascendant Balanced Fund:
Class A	$1,000.00	$1,013.25	$ 11.83	2.35%
Class C	1,000.00	1,009.50	15.57	3.10%
Class I	1,000.00	1,014.50	10.58	2.10%
Ascendant MultiCap Equity Fund: Class A	$1,000.00	$1,013.00	$ 12.08	2.40%
Class C	1,000.00	1,009.25	15.82	3.15%
Class I	1,000.00	1,014.25	10.83	2.15%

*  Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (177) days for Ascendant Balanced Fund and Ascendant MultiCap Equity Fund divided by the number of days in the fiscal year (366).

** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (183) days for Ascendant Balanced Fund and Ascendant MultiCap Equity Fund divided by the number of days in the fiscal year (366).

*** Annualized.

Approval of Advisory Agreement – Ascendant Balanced Fund, Ascendant Natural Resources Fund, and Ascendant Multi-Cap Equity Fund

In connection with a regular meeting held on May 18, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Ascendant Advisory, LLC (the “Adviser”) and the Trust, on behalf of Ascendant Balanced Fund, Ascendant Natural Resources Fund, and Ascendant Multi-Cap Equity Fund (each a “Fund” or collectively the “Funds”).  In considering the proposed Advisory Agreement, the Board received materials related to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.

In their consideration of the proposed Advisory Agreement, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding each Fund’s investment objective and investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees, including the Independent Trustees, concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider investment performance of the Funds.  However, the Board considered the past performance of the Adviser and composite past performance figures for its separate accounts using strategies what would mirror the strategies used for the Funds  The Board also reviewed other factors relating to the Adviser’s track record. The Board noted that the Adviser’s investment decisions are based heavily on a proprietary, quantitative process developed by the Adviser. The Board, including the Independent Trustees, concluded that the Adviser’s has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.10% annual advisory fee, based on the average net assets, to the Balanced Fund, 1.35% annual advisory fee, based on average net assets, to the Natural Resources Fund, and 1.15%, based on average net assets, to the Multi-Cap Equity Fund.  The Trustees, including the Independent Trustees, concluded that each Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Funds expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board, including the Independent Trustees, that based on the anticipated size of Funds for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

 Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser from other activities related to the Funds. The Trustees, including the Independent Trustees, concluded that because of the Funds’ expense limitation agreements and their expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Funds.

856467.1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Page 2

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISOR

Ascendant Advisors, LLC

Four Oaks Place

1330 Post Oaks Blvd., Suite 1550

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/6/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/6/12